Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2018
Issuance of Series B convertible preferred stock and common stock warrants, issuance costs		$ 3.5
Initial public offering, issuance cost	$ 3.3	$ 3.3
Convertible Preferred Stock
Shares issued, price per share			$ 1.25